Subsequent Events - Narrative (Details) - Subsequent Event $ / shares in Units, $ in Millions	Feb. 09, 2026 shares	Feb. 09, 2026 USD ($) shares	Feb. 06, 2026 shares	Sep. 08, 2025	Feb. 26, 2026 $ / shares
The Corporation
Subsequent Event [Line Items]
Net proceeds from stock issued | $		$ 491.8
Capital ownership interests purchased (in shares)	19,074,391	19,074,391
The Corporation | Forgent Intermediate LLC
Subsequent Event [Line Items]
Equity interests acquired					100.00%
The Corporation | Common Class A | Forgent Intermediate LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)			210,055,933
The Corporation | Common Class A | Opco LLC
Subsequent Event [Line Items]
Shares exchanged for equity interests acquired (in shares)			4,205,321
The Corporation | Opco LLC
Subsequent Event [Line Items]
Indirectly owned economic interests	76.65%	76.65%
The Corporation | IPO
Subsequent Event [Line Items]
Number of shares issued (in shares)			16,586,427
Price per share (in dollars per share) | $ / shares					$ 27
The Corporation | Over-Allotment Option
Subsequent Event [Line Items]
Number of shares issued (in shares)	2,487,964
The Corporation | Private Placement | Common Class B
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)			90,167,635
Conversion ratio for shares issued			1
Selling Stockholders | IPO
Subsequent Event [Line Items]
Number of shares issued (in shares)			39,413,573
Selling Stockholders | Over-Allotment Option
Subsequent Event [Line Items]
Number of shares issued (in shares)	5,912,036
Existing Opco LLC Owners | Opco LLC
Subsequent Event [Line Items]
Remaining noncontrolling interest	23.35%	23.35%
Senior Credit Facilities [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)				1.00%